Portfolio of investments—September 30, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.35%
Alabama: 1.34%
Utilities revenue: 1.34%
Black Belt Energy Gas District Project No. 7 Series C-1øø	4.00%	10-1-2052	$1,000,000	$971,980
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	750,000	754,867
				1,726,847
California: 0.38%
Utilities revenue: 0.38%
California Community Choice Financing Authority Series C	5.00	10-1-2031	500,000	493,550
Georgia: 0.36%
Utilities revenue: 0.36%
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	500,000	471,402
Guam: 7.84%
Airport revenue: 3.35%
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2023	825,000	825,000
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	250,000	242,868
Antonio B Won Pat International Airport Authority Series C AMT (AGM Insured)	6.00	10-1-2034	365,000	365,000
Antonio B Won Pat International Airport Authority Series C AMT (AGM Insured)	6.13	10-1-2043	1,500,000	1,500,000
Port Authority of Guam Series A	5.00	7-1-2048	1,000,000	950,527
Port Authority of Guam Series B AMT	5.00	7-1-2034	445,000	453,860
				4,337,255
Miscellaneous revenue: 0.31%
Territory of Guam Series F	4.00	1-1-2042	500,000	404,643
Tax revenue: 0.76%
Territory of Guam Hotel Occupancy Tax Series A	5.00	11-1-2035	1,000,000	987,361
Utilities revenue: 1.20%
Guam Power Authority Series A	5.00	10-1-2026	500,000	506,319
Guam Power Authority Series A	5.00	10-1-2038	550,000	539,065
Guam Power Authority Series A (AGM Insured)	5.00	10-1-2039	500,000	501,203
				1,546,587
Water & sewer revenue: 2.22%
Guam Government Waterworks Authority	5.00	7-1-2034	500,000	503,228
Guam Government Waterworks Authority	5.00	1-1-2046	2,215,000	2,087,580
Guam Government Waterworks Authority Series A	5.00	1-1-2050	300,000	278,023
				2,868,831
				10,144,677
Illinois: 2.16%
GO revenue: 1.97%
City of Chicago (NPFGC Insured)¤	0.00	1-1-2027	1,000,000	879,897
See accompanying notes to portfolio of investments
Allspring Wisconsin Tax-Free Fund  | 1

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
State of Illinois Series A	5.00%	3-1-2024	$500,000	$501,430
State of Illinois Series A	5.25	3-1-2037	500,000	519,997
State of Illinois Series C	5.00	11-1-2029	630,000	648,507
				2,549,831
Miscellaneous revenue: 0.19%
City of Chicago Lakeshore East Special Assessment Area 144A	2.69	12-1-2026	266,000	248,363
				2,798,194
Maryland: 0.76%
Housing revenue: 0.76%
Maryland Community Development Administration South Street Senior LLC Series D	3.15	7-1-2024	1,000,000	977,221
New Jersey: 1.41%
Education revenue: 0.34%
Camden County Improvement Authority KIPP Cooper Norcross Obligated Group	6.00	6-15-2047	425,000	443,050
Housing revenue: 1.07%
New Jersey TTFA Series A¤	0.00	12-15-2031	2,000,000	1,385,236
				1,828,286
New York: 1.00%
Education revenue: 1.00%
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	500,000	375,981
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	1,000,000	917,401
				1,293,382
Pennsylvania: 3.44%
Education revenue: 0.43%
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2032	600,000	553,816
Health revenue: 1.48%
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2052	2,000,000	1,917,165
Housing revenue: 1.53%
Pennsylvania Housing Finance Agency LIH Wilkes-Barre LP (Department of Housing and Urban Development Insured)øø	1.25	2-1-2025	2,000,000	1,975,731
				4,446,712
Puerto Rico: 3.32%
Health revenue: 1.42%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2026	205,000	207,388
See accompanying notes to portfolio of investments
2 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00%	7-1-2031	$435,000	$450,249
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2032	925,000	955,491
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2034	220,000	226,859
				1,839,987
Miscellaneous revenue: 1.90%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital de la Concepcion, Inc. Series A	3.55	11-15-2030	2,500,000	2,449,463
				4,289,450
Texas: 2.13%
Education revenue: 0.77%
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2027	990,000	996,051
GO revenue: 1.36%
Denton Independent School District	4.00	8-15-2048	2,000,000	1,758,968
				2,755,019
Wisconsin: 74.21%
Education revenue: 7.43%
Wisconsin HEFA Hmong American Peace Academy Ltd.	4.00	3-15-2030	75,000	71,522
Wisconsin HEFA Hmong American Peace Academy Ltd.	4.00	3-15-2040	1,555,000	1,311,715
Wisconsin HEFA Lawrence University of Wisconsin	4.00	2-1-2045	1,685,000	1,355,940
Wisconsin HEFA Medical College of Wisconsin, Inc.	5.00	12-1-2041	2,000,000	2,047,683
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.00	4-1-2038	1,200,000	780,808
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.13	4-1-2039	1,000,000	646,648
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.13	4-1-2040	1,000,000	630,268
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.25	4-1-2041	750,000	474,358
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.25	4-1-2042	1,000,000	623,798
Wisconsin HEFA Milwaukee Science Education Consortium, Inc. Series A	4.50	3-15-2033	735,000	708,534
Wisconsin HEFA Milwaukee Science Education Consortium, Inc. Series A	5.00	3-15-2053	1,100,000	949,250
				9,600,524
GO revenue: 3.95%
City of Milwaukee Series B6	3.00	4-1-2024	570,000	563,429
City of Milwaukee Series B6	5.00	4-1-2025	550,000	553,375
State of Wisconsin Series A (SIFMA Municipal Swap+0.42%)±	4.40	5-1-2025	4,000,000	3,991,296
				5,108,100
See accompanying notes to portfolio of investments
Allspring Wisconsin Tax-Free Fund  | 3

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 21.57%
PFA Appalachian Regional Healthcare System Obligated Group Series A	5.00%	7-1-2037	$275,000	$265,367
PFA Appalachian Regional Healthcare System Obligated Group Series A	5.00	7-1-2038	375,000	357,563
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	3.13	12-1-2029	150,000	139,028
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	3.38	12-1-2031	180,000	167,185
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	4.00	12-1-2035	1,000,000	945,994
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	5.00	12-1-2026	1,740,000	1,750,999
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2027	175,000	180,547
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2029	150,000	156,824
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.50	12-1-2052	2,500,000	2,554,185
Wisconsin HEFA Beloit Health System Obligated Group	4.00	7-1-2036	4,000,000	3,640,873
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2028	50,000	51,619
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2029	1,270,000	1,313,988
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A	3.00	2-15-2031	230,000	205,664
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	3.25	2-15-2032	185,000	167,087
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	4.00	2-15-2042	500,000	406,259
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2027	400,000	405,701
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2028	650,000	657,196
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2029	500,000	505,245
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2047	3,385,000	3,104,710
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2024	125,000	123,448
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2030	100,000	92,648
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2031	75,000	68,836
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2041	2,145,000	1,704,607
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2046	850,000	634,787
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2051	500,000	357,492
Wisconsin HEFA Monroe Clinic, Inc.	3.00	2-15-2035	520,000	511,222
Wisconsin HEFA Monroe Clinic, Inc.	4.00	2-15-2031	900,000	901,326
Wisconsin HEFA Monroe Clinic, Inc.	4.00	2-15-2033	550,000	550,810
Wisconsin HEFA Monroe Clinic, Inc.	5.00	2-15-2028	400,000	407,719
Wisconsin HEFA Monroe Clinic, Inc.	5.00	2-15-2029	575,000	586,096
Wisconsin HEFA Monroe Clinic, Inc.	5.00	2-15-2030	340,000	346,561
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2044	200,000	194,867
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2049	250,000	237,341
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B	5.00	7-1-2044	3,485,000	3,373,808
See accompanying notes to portfolio of investments
4 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00%	9-15-2045	$650,000	$479,089
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2045	475,000	350,104
				27,896,795
Housing revenue: 31.54%
Ashwaubenon CDA County of Brown	3.00	6-1-2044	1,680,000	1,168,907
Ashwaubenon CDA County of Brown	4.00	6-1-2031	1,310,000	1,315,309
Ashwaubenon CDA County of Brown	4.00	6-1-2035	900,000	883,105
Ashwaubenon CDA County of Brown	4.00	6-1-2036	265,000	257,548
Ashwaubenon CDA County of Brown CAB¤	0.00	6-1-2049	8,000,000	2,063,933
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2028	125,000	110,271
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2029	250,000	213,314
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2030	875,000	724,143
Green Bay Housing Authority University Village Housing, Inc.	5.00	4-1-2039	1,500,000	1,490,546
Kaukauna RDA	3.75	6-1-2032	850,000	808,129
Kaukauna RDA	4.00	6-1-2025	425,000	425,336
Kaukauna RDA	4.00	6-1-2028	425,000	425,954
Kaukauna RDA	4.00	6-1-2035	900,000	888,272
Milwaukee RDA Milwaukee Board of School Directors	5.00	11-15-2028	325,000	335,940
Milwaukee RDA Milwaukee Board of School Directors	5.00	11-15-2030	185,000	190,624
Milwaukee RDA Milwaukee Board of School Directors	5.00	11-15-2033	750,000	771,692
Milwaukee RDA Milwaukee Board of School Directors	5.00	11-15-2034	675,000	694,922
Milwaukee RDA Milwaukee Board of School Directors	5.00	11-15-2036	500,000	511,810
Milwaukee RDA Milwaukee Public Schools Series A	5.00	11-15-2024	280,000	283,021
Milwaukee RDA Milwaukee Public Schools Series A	5.00	11-15-2026	220,000	227,497
Milwaukee RDA Milwaukee Public Schools Series A	5.00	11-15-2027	1,020,000	1,049,802
Milwaukee RDA Milwaukee Public Schools Series A	5.00	11-15-2028	1,000,000	1,033,663
Milwaukee RDA Milwaukee Public Schools Series A	5.00	11-15-2031	750,000	772,579
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	1.90	10-1-2023	800,000	800,000
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.00	10-1-2024	625,000	605,385
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.15	10-1-2025	615,000	585,943
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.25	10-1-2026	940,000	878,741
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.40	10-1-2027	570,000	525,887
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2032	1,100,000	1,103,987
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2033	920,000	923,876
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2034	2,000,000	2,007,281
Wisconsin Center District Milwaukee Arena Project	5.00	12-15-2023	550,000	550,987
Wisconsin Center District Milwaukee Arena Project	5.00	12-15-2026	85,000	86,913
Wisconsin Center District Milwaukee Arena Project	5.00	12-15-2032	85,000	87,219
Wisconsin Dells CDA Tax Incremental District No. 2	4.00	3-1-2026	440,000	426,861
Wisconsin Dells CDA Tax Incremental District No. 2	5.00	3-1-2024	100,000	100,023
Wisconsin Dells CDA Tax Incremental District No. 2	5.00	3-1-2025	210,000	210,312
Wisconsin Dells CDA Tax Incremental District No. 3 Series B	3.35	3-1-2026	530,000	505,280
Wisconsin Housing & EDA Housing Revenue Series A	3.38	5-1-2057	635,000	420,310
Wisconsin Housing & EDA Housing Revenue Series A	3.40	11-1-2032	2,450,000	2,267,119
Wisconsin Housing & EDA Housing Revenue Series A	3.95	11-1-2038	2,000,000	1,801,190
Wisconsin Housing & EDA Housing Revenue Series A AMT	4.63	11-1-2037	10,000	9,829
See accompanying notes to portfolio of investments
Allspring Wisconsin Tax-Free Fund  | 5

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Wisconsin Housing & EDA Housing Revenue Series B (Department of Housing and Urban Development Insured)øø	0.40%	5-1-2045	$360,000	$358,569
Wisconsin Housing & EDA Housing Revenue Series C	3.88	11-1-2035	1,100,000	1,010,859
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)øø	0.61	11-1-2042	2,515,000	2,444,601
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.80	5-1-2025	275,000	260,290
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.85	11-1-2025	320,000	298,256
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.95	5-1-2026	205,000	188,179
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.00	11-1-2026	330,000	298,974
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.20	5-1-2027	310,000	277,662
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.35	11-1-2027	345,000	306,991
Wisconsin Housing & EDA Multifamily Housing Revenue Series A AMT	4.05	12-1-2049	800,000	651,669
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.55	7-1-2037	165,000	159,862
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.70	7-1-2047	1,300,000	1,213,251
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.85	7-1-2052	3,000,000	2,773,871
				40,786,494
Miscellaneous revenue: 6.74%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Associated Bank N.A. LOC)ø	5.75	6-1-2036	2,500,000	2,500,000
Wisconsin Center District (AGM Insured)¤	0.00	12-15-2030	295,000	215,983
Wisconsin Center District (AGM Insured)	5.25	12-15-2023	600,000	601,121
Wisconsin Center District (AGM Insured)	5.25	12-15-2027	1,005,000	1,045,078
Wisconsin Center District Series A CAB (BAM Insured)¤	0.00	12-15-2033	2,985,000	1,888,276
Wisconsin Center District Series A (NPFGC Insured)¤	0.00	12-15-2027	100,000	83,538
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2028	1,075,000	863,127
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2030	1,095,000	801,699
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2045	2,250,000	720,399
				8,719,221
Tax revenue: 2.60%
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured)¤	0.00	12-15-2025	200,000	183,571
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured)¤	0.00	12-15-2027	250,000	213,607
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)	5.50	12-15-2023	350,000	350,961
See accompanying notes to portfolio of investments
6 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

		Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)		5.50%	12-15-2026	$2,435,000	$2,506,838
Warrens CDA		3.70	11-1-2029	132,418	108,946
					3,363,923
Utilities revenue: 0.38%
PFA Duke Energy Progress LLC Series A-1øø		3.30	10-1-2046	500,000	488,234
					95,963,291
Total municipal obligations (Cost $140,224,127)					127,188,031
Total investments in securities (Cost $140,224,127)	98.35%				127,188,031
Other assets and liabilities, net	1.65				2,127,785
Total net assets	100.00%				$129,315,816

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
TTFA	Transportation Trust Fund Authority
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra 10-Year U.S. Treasury Notes	15	12-19-2023	$1,726,081	$1,673,438	$0	$(52,643)
See accompanying notes to portfolio of investments
Allspring Wisconsin Tax-Free Fund  | 7

Notes to portfolio of investments—September 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
8 | Allspring Wisconsin Tax-Free Fund

Notes to portfolio of investments—September 30, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$127,188,031	$0	$127,188,031
Total assets	$0	$127,188,031	$0	$127,188,031
Liabilities
Futures contracts	$52,643	$0	$0	$52,643
Total liabilities	$52,643	$0	$0	$52,643
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments.  All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of September 30, 2023, $45,000 was segregated as cash collateral for these open futures contracts.
For the three months ended September 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Wisconsin Tax-Free Fund  | 9